S000068771 [Member] Investment Strategy - iShares ESG Advanced MSCI EAFE ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investments results of the MSCI EAFE Choice ESG Screened Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”).  The Underlying Index is a free float-adjusted market capitalization-weighted index that is designed to reflect the equity performance of large- and mid-capitalization developed market companies, excluding the U.S. and Canada, with favorable environmental, social and governance (“ESG”) ratings (as determined by MSCI Solutions LLC (“MSCI Solutions”)) while applying extensive screens, including removing fossil fuel exposure. MSCI begins with the MSCI EAFE Index (the “Parent Index”) and selects companies with favorable ESG ratings while excluding securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetic engineering, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, private prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g., $500 million or 50%) and categorical exclusions for others (e.g., nuclear weapons).
MSCI Solutions rates the ESG characteristics of companies on a scale of “CCC” (lowest) to “AAA” (highest). MSCI Solutions determines the ESG ratings by evaluating the company's risks and opportunities and using a sector-specific ESG Key Issues (“Key Issues”) (e.g., carbon emissions) selection and weighting model. Each company is scored on a scale of 0 to 10, with 10 being the most desirable, for each applicable Key Issue before being assigned an ESG rating based on average Key Issue score. ESG ratings are calculated in comparison to a company's sector peers, and securities in one sector may have a lower average ESG rating than securities in another sector. Only securities of companies with an ESG rating of “BBB” or higher are eligible for inclusion in the Underlying Index.
MSCI screens companies with involvement in fossil fuels by excluding any company in the energy sector as per GICS methodology and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation. Companies that meet the fossil fuel involvement screen but that derive more than 50% of revenues from alternative energy and do not have an industry tie to thermal coal or oil sands or have fossil fuel reserves used most likely for energy applications, as determined by the Index Provider, will be added back. Additionally, MSCI excludes companies involved in very serious business controversies. MSCI Solutions defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society.
The Underlying Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is reviewed quarterly to coincide with the semi-annual and quarterly review of the Parent Index.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.